CONVERTIBLE DEBT AND NOTES PAYABLE	9 Months Ended
Sep. 30, 2021
CONVERTIBLE DEBT AND NOTES PAYABLE
CONVERTIBLE DEBT AND NOTES PAYABLE

8.    CONVERTIBLE DEBT AND NOTES PAYABLE

On April 16, 2021, the Company entered into a $25 million note payable that the Company utilizes for operations and research and development. The note has an interest rate of 10%, with the unpaid principal and accrued interest being due on April 16, 2022. The note does not contain voluntary prepayment clause unless consented by the note holder, as defined in the agreement. The Company recorded $8.1 million of debt issuance cost related to embedded derivatives on April 16, 2021 and accreted $3.7 million during the period related to interest expense. As of September 30, 2021, the outstanding note balance, including truck financing, amounted to $20.5 million.

On February 18, 2021 and January 5, 2021, the Company entered into financing agreement to finance the purchase of trucks that the Company utilizes for research and development. The financing agreements consisted of a loan of $0.1 million and $0.1 million at an interest rate equal to 6.99% and 7.50% per annum, with a maturity date of April 1, 2026 and January 19, 2027, respectively. The Company makes equal monthly installment payments over the term of each financing arrangement which are allocated between interest and principal.

On February 19, 2018, January 28, 2019, and May 23, 2019, the Company entered into financing agreement to finance the purchase of trucks that the Company utilizes for research and development. The financing agreements consisted of a loan of $0.3 million, $0.4 million, and $0.5 million at an interest rate equal to 8.25% per annum, with a maturity date of March 5th, 2023, February 14, 2024, and June 12, 2024, respectively. The Company makes equal monthly installment payments over the term of each financing arrangement which are allocated between interest and principal.

The Company entered into financing agreement on August 2, 2016 to finance the purchase of trucks that the Company utilizes for research and development. The financing agreements consisted of a loan of $0.1 million at an interest rate equal to 12.5% per annum, with a maturity date of August 9, 2020. The Company makes equal monthly installment payments over the term of each financing arrangement which are allocated between interest and principal.

Notes payable as of September 30, 2021 (unaudited), December 31, 2020 and 2019, is $0.8 million, $0.8 million, and $1.0 million, respectively.

The following table presents future payments of principal as of September 30, 2021 (unaudited) (in thousands):

Fiscal year
Remaining three months of 2021	$70
2022	25,282
2023	237
2024	113
2025 and thereafter	128
Total future payments	$25,830

The following table presents future payments of principal as of December 31, 2020 (in thousands):

Fiscal year
2021	$246
2022	246
2023	202
2024 and thereafter	64
Total future payments	$758